Business Segment Information	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

23. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of an operating segment. Products are transferred to the operating segments at cost, therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the operating segments and consolidated profitability considerations. This presentation is a change from prior periods, when these services were managed within the operating segment by each region. The business segment information in the following table has been adjusted accordingly with the exception of segment assets in prior periods. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the twelve-month periods ended December 31, 2011, 2010 and 2009 is set forth below.

	North America	International	Segment Total	Corporate	Total
2011

Net revenue external customers	$8,150,017	$4,627,950	$12,777,967	$17,093	$12,795,060
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	8,159,213	4,627,950	12,787,163	7,897	12,795,060
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets(1)	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (2)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

2010

Net revenue external customers	$8,129,737	$3,923,301	$12,053,038	$452	$12,053,490
Inter - segment revenue	5,419	-	5,419	(5,419)	-
Revenue	8,135,156	3,923,301	12,058,457	(4,967)	12,053,490
Depreciation and amortization	(254,205)	(148,852)	(403,057)	(100,167)	(503,224)
Operating Income	1,385,651	677,630	2,063,281	(139,476)	1,923,805
Income (loss) from equity method investees	8,753	196	8,949	-	8,949
Segment assets	11,720,495	4,787,479	16,507,974	586,687	17,094,661
thereof investments in equity method investees	243,452	6,921	250,373	-	250,373
Capital expenditures, acquisitions and investments (3)	448,327	559,774	1,008,101	279,866	1,287,967

2009

Net revenue external customers	$7,611,500	$3,635,373	$11,246,873	$604	$11,247,477
Inter - segment revenue	2,752	-	2,752	(2,752)	-
Revenue	7,614,252	3,635,373	11,249,625	(2,148)	11,247,477
Depreciation and amortization	(233,094)	(129,461)	(362,555)	(94,530)	(457,085)
Operating Income	1,249,769	636,665	1,886,434	(130,838)	1,755,596
Income (loss) from equity method investees	4,383	151	4,534	-	4,534
Segment assets	11,202,999	4,253,058	15,456,057	365,258	15,821,315
thereof investments in equity method investees	25,578	5,795	31,373	-	31,373
Capital expenditures, acquisitions and investments (4)	335,857	264,746	600,603	161,116	761,719

(1) If production were still managed within the segments, as it was in 2010, segment assets would have been $12,805,094 in North America, $6,212,698 in International and $515,058 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.
(3) North America, International and Corporate acquisitions exclude $122,847, $32,935 and $2,125, respectively, of non-cash acquisitions and investments for 2010.
(4) International acquisitions exclude $4,151 of non-cash acquisitions for 2009.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

	Germany	North America	Rest of the World	Total

2011
Net revenue	$425,507	$8,150,017	$4,219,536	$12,795,060
Long-lived assets	417,805	10,318,964	3,010,780	13,747,549

2010
Net revenue	$374,883	$8,129,737	$3,548,870	$12,053,490
Long-lived assets	471,537	9,236,166	2,139,877	11,847,580

2009
Net revenue	$358,060	$7,611,500	$3,277,917	$11,247,477
Long-lived assets	350,194	8,864,165	1,809,114	11,023,473